Hybrid Securities Details of hybrid securities classified as owners equity (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2017 USD ($)
Disclosure of bond type hybrid securities of other equity interest classified as owner’ s equity [Line Items]
Hybrid securities	₩ 3,017,888	₩ 3,574,896	$ 2,827,273
Description of nature of bond type hybrid securities of other equity interest classified as owners equity	The hybrid securities mentioned above are either without a maturity date or its maturity can be extended indefinitely at the maturity date without change of terms. Further, if a resolution is passed not to pay dividends on common stock, interest payments on the hybrid securities may be skipped.	The hybrid securities mentioned above are either without a maturity date or its maturity can be extended indefinitely at the maturity date without change of terms. Further, if a resolution is passed not to pay dividends on common stock, interest payments on the hybrid securities may be skipped.
Hybrid securities of other equity interest in local currency issued in 200801
Disclosure of bond type hybrid securities of other equity interest classified as owner’ s equity [Line Items]
Issue date	Jun. 20, 2008	Jun. 20, 2008
Maturity	Jun. 20, 2038	Jun. 20, 2038
Interest rate (%)	7.70%	7.70%
Hybrid securities	₩ 255,000	₩ 255,000
Hybrid securities of other equity interest in local currency issued in 201201
Disclosure of bond type hybrid securities of other equity interest classified as owner’ s equity [Line Items]
Issue date	Mar. 08, 2012	Mar. 08, 2012
Maturity	Mar. 08, 2042	Mar. 08, 2042
Interest rate (%)	5.80%	5.80%
Hybrid securities		₩ 190,000
Hybrid securities of other equity interest in local currency issued in 201301
Disclosure of bond type hybrid securities of other equity interest classified as owner’ s equity [Line Items]
Issue date	Apr. 25, 2013	Apr. 25, 2013
Maturity	Apr. 25, 2043	Apr. 25, 2043
Interest rate (%)	4.40%	4.40%
Hybrid securities	₩ 500,000	₩ 500,000
Hybrid securities of other equity interest in local currency issued in 201302
Disclosure of bond type hybrid securities of other equity interest classified as owner’ s equity [Line Items]
Issue date	Nov. 13, 2013	Nov. 13, 2013
Maturity	Nov. 13, 2043	Nov. 13, 2043
Interest rate (%)	5.70%	5.70%
Hybrid securities	₩ 200,000	₩ 200,000
Hybrid securities of other equity interest in local currency issued in 201401
Disclosure of bond type hybrid securities of other equity interest classified as owner’ s equity [Line Items]
Issue date	Dec. 12, 2014	Dec. 12, 2014
Maturity	Dec. 12, 2044	Dec. 12, 2044
Interest rate (%)	5.20%	5.20%
Hybrid securities	₩ 160,000	₩ 160,000
Hybrid securities of other equity interest in local currency issued in 201501
Disclosure of bond type hybrid securities of other equity interest classified as owner’ s equity [Line Items]
Issue date	Jun. 03, 2015	Jun. 03, 2015
Maturity	Jun. 03, 2045	Jun. 03, 2045
Interest rate (%)	4.40%	4.40%
Hybrid securities	₩ 240,000	₩ 240,000
Hybrid securities of other equity interest in foreign currency issued in 200701
Disclosure of bond type hybrid securities of other equity interest classified as owner’ s equity [Line Items]
Issue date	May 02, 2007	May 02, 2007
Maturity	May 02, 2037	May 02, 2037
Interest rate (%)	6.20%	6.20%
Hybrid securities		₩ 930,900
Hybrid securities of other equity interest in foreign currency issued in 201501
Disclosure of bond type hybrid securities of other equity interest classified as owner’ s equity [Line Items]
Issue date	Jun. 10, 2015	Jun. 10, 2015
Maturity	Jun. 10, 2045	Jun. 10, 2045
Interest rate (%)	5.00%	5.00%
Hybrid securities	₩ 559,650	₩ 559,650
Hybrid securities of other equity interest in foreign currency issued in 201601
Disclosure of bond type hybrid securities of other equity interest classified as owner’ s equity [Line Items]
Issue date	Sep. 27, 2016	Sep. 27, 2016
Interest rate (%)	4.50%	4.50%
Hybrid securities	₩ 553,450	₩ 553,450
Hybrid securities of other equity interest in foreign currency issued in 201701
Disclosure of bond type hybrid securities of other equity interest classified as owner’ s equity [Line Items]
Issue date	May 16, 2017
Interest rate (%)	5.30%
Hybrid securities	₩ 562,700
Issuance cost
Disclosure of bond type hybrid securities of other equity interest classified as owner’ s equity [Line Items]
Hybrid securities	₩ (12,912)	₩ (14,104)